MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Marketable Securities Available For Sale [Text Block]
Note 4:-	Marketable securities

The Group invests in marketable debt and equity securities, which are classified as trading securities and as available-for-sale securities. The following is a summary of marketable securities:

a.	Composition:

	December 31,
	2012	2013
Short-term:
Trading securities (1)	$13,976	$17,102
Available-for-sale securities	890	854

Total short-term securities	14,866	17,956

Long-term:
Available-for-sale security	331	520

Total long-term securities	$331	$520

(1)	The Company recognized trading gains (losses) in amounts of $ 957 and $ 987 during the years ended December 31, 2012 and 2013, respectively.

b.	The following is a summary of marketable securities which are classified as available-for-sale:

	December 31,
	2012				2013
	Amortized cost	Unrealized losses	Unrealized Gains	Market value	Amortized cost	Unrealized losses	Unrealized gains	Market Value

Available-for-sale:

Government bonds	$407	$-	$20	$427	$407	$-	$3	$410
Commercial bonds	192	-	45	237	190	-	25	215
Equity securities	449	-	108	557	450	-	299	749

Total available-for-sale marketable securities	$1,048	$-	$173	$1,221	$1,047	$-	$327	$1,374

Out of the unrealized losses as of December 31, 2011, $  518, of losses was outstanding over a twelve month period. The fair value of the marketable securities that bore losses over a twelve month period as of December 31, 2011 was $  513.

During the years ended December 31, 2011 and 2012 the Company recorded an impairment loss for its investment in equity securities in an amount of $514 and $  700 respectively.

In 2011, 2012 and 2013 the Company received proceeds from sale and maturity of available for-sale marketable securities of $ 1,507, $  2,674 and $ 0, and recorded related net gains (losses) of $20, $ 31 and $ 0 in financial income, respectively.

c.	The amortized costs of available-for-sale debt securities at December 31, 2013, by contractual maturities, are shown below:

		Gross unrealized gains (losses)
	Amortized cost	Gains	Losses	Estimated fair value

Due between one year to five years	$597	$28	$-	$625

	$597	$28	$-	$625

The following is the change in the other comprehensive income from available-for-sale securities during 2013 and 2012:

Other comprehensive income

Other comprehensive loss from available-for-sale securities as of January 1, 2012	$(440)

Other than temporary impairment on marketable securities	700
Reclassification of earnings of realized gain from available-for-sale	(31)
Unrealized loss from available-for-sale securities	(56)

Other comprehensive income from available-for-sale securities as of December 31, 2012	173
Unrealized gain from available-for-sale securities	154

Other comprehensive income from available-for-sale securities as of December 31, 2013	$327